Goodwill and intangible assets - Estimated Annual Amortization Expense (Detail) $ in Millions	Dec. 31, 2017 USD ($)
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2018	$ 180
2019	116
2020	102
2021	79
2022	$ 60